Accrued Expenses And Other Liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 25, 2010
Payables and Accruals [Abstract]
Accrued compensation	$ 54.3	$ 87.3
Accrued excise taxes	246.2	221.5
Accrued interest	23.1	35.2
Accrued selling and marketing costs	117.3	92.8
Container liability	43.5	41.5
Accrued pension and postretirement benefits	10.1	8.8
Other	152.3	317.5
Accrued expenses and other liabilities	$ 646.8	$ 804.6